Trade Receivables and Reseller Financing - Composition of Reseller Financing (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Summary of trade receivables [line items]
Reseller financing	R$ 715,530	R$ 570,259
Current	367,262	286,569	R$ 211,055
Non-current	348,268	283,690	R$ 177,484
Reseller Financing - Ipiranga [member]
Summary of trade receivables [line items]
Reseller financing	855,229	675,236
Estimated losses on doubtful accounts [member]
Summary of trade receivables [line items]
Reseller financing	R$ (139,699)	R$ (104,977)